Note 9 - Leases - Sales-Type Leases (Details) - JPY (¥) ¥ in Thousands		Mar. 31, 2017	Mar. 31, 2016
2018		¥ 863,259
2019		732,680
2020		471,140
2021		421,999
2022		416,186
2023		33,988
Total minimum lease payments to be received*	[1]	2,939,252	¥ 3,347,944
Less unearned income		(66,934)	(89,407)
Net investment in sales-type leases		2,872,318	3,258,537
Less current portion		(824,636)	(813,689)
Non-current net investment in sales-type leases		¥ 2,047,682	¥ 2,444,848

[1]	Estimated executory costs, including profit thereon, of 646,079 thousand and 645,166 thousand were excluded from total minimum lease payments to be received as of March 31, 2016 and 2017, respectively.